CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019
General and administrative expenses	$ 1,232,234	$ 159,706		$ 137,154	$ 998,232
Loss from operations	(1,232,234)	(159,706)		(137,154)	(998,232)
Investment income on Trust Account	1,410,028	2,461,634		2,048,296	8,972,545
Net income	$ 177,794	$ 2,301,928	$ 1,911,142	$ 1,911,142	$ 7,974,313
Class A Ordinary shares
Weighted average shares outstanding (in shares)	44,000,000	44,000,000		44,000,000	44,000,000
Basic and diluted net income (loss) per share (in dollars per share)	$ 0.03	$ 0.06		$ 0.05	$ 0.20
Class B Ordinary Shares
Weighted average shares outstanding (in shares)	11,875,000	11,875,000		11,875,000	11,875,000
Basic and diluted net income (loss) per share (in dollars per share)	$ (0.10)	$ (0.01)		$ (0.01)	$ (0.08)